Gross Carrying Amount Accumulated Amortization and Net Carrying Amount of Intangible Assets (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Intangible Assets by Major Class [Line Items]
Gross carrying amount		¥ 76,743	¥ 76,757
Gross carrying amount		9,189	9,207
Net carrying amount		9,189	9,207
Gross carrying amount		85,932	85,964
Accumulated amortization		32,352	27,017
Net carrying amount		44,391	49,740
Net carrying amount		53,580	58,947
Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	[1]	73,949	73,949
Accumulated amortization	[1]	30,164	24,865
Net carrying amount	[1]	43,785	49,084
Other
Intangible Assets by Major Class [Line Items]
Gross carrying amount		2,794	2,808
Accumulated amortization		2,188	2,152
Net carrying amount		¥ 606	¥ 656

[1]	Customer relationships were acquired in connection with the merger of MHSC and Shinko on May 7, 2009. See Note 1 "Basis of presentation and summary of significant accounting policies" for further information.